Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Allowance for credit loss on available for sale debt securities	¥ 3,505	¥ 670	¥ 634
Other liabilities
Allowance for credit losses on off balance sheet exposures	¥ 17,676	¥ 9,766	¥ 5,116